Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income		$ 31,209			$ 99,041	$ 114,973	$ 90,845
Other comprehensive income (loss), net of tax
Change in minimum pension liability, net of tax	4	(26)	45	28	1,025	(999)	(140)
Foreign currency translation adjustment	(660)	5,407	556	(10,116)	17,724	10,199	(11,786)
Change in fair value of derivative instruments, net of tax	202	0	(330)	85	499	(553)	259
Other comprehensive income (loss), net of tax	(454)	5,381	271	(10,003)	19,248	8,647	(11,667)
Comprehensive income	33,953	36,590	67,038	45,204	118,289	123,620	79,178
Comprehensive (income) loss attributable to non-controlling interest					0	(1,279)	16,550
Comprehensive income attributable to The WhiteWave Foods Company					$ 118,289	$ 122,341	$ 95,728